LIABILITIES AND DEBT - Convertible Debt (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES AND DEBT
Amortization of debt issuance costs				$ 6,500,000
Issuance of convertible notes payable				6,951,250	$ 8,433,650
Derivative liability in connection with convertible note				559,957	3,204,924
Amortization of debt discount		$ 689,100
Unamortized debt discount				1,378,200
Proceeds from Issuance of Debt				237,500
Convertible Debt
LIABILITIES AND DEBT
Amortization of debt discount		689,100	$ 1,058,583	6,506,384	801,538
Principal		100,000		4,100,000	9,565,000	$ 100,000
Unamortized debt discount				1,378,200	3,963,386
Debt Conversion, Converted Instrument, Shares Issued			8,739
Convertible Debt 2020 Regulation CF Offering
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO					$ 16,942
Conversion of shares					319,661
Convertible Debt 2020 Regulation CF Offering | Convertible Debt
LIABILITIES AND DEBT
Issuance costs					$ 69,627
Amortization of debt issuance costs					27,894
Proceeds from Issuance of Debt					$ 473,650	450,308
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Convertible Debt 2020 Regulation D Offering
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO		$ 100,000		100,000	$ 100,000
Amortization of debt issuance costs					100,000
Default interest expense					132,609
Proceeds from Issuance of Debt					755,000
Convertible Debt 2020 Regulation D Offering | IPO
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO					$ 185,000
Convertible Debt 2020 Regulation D Offering | Convertible Debt
LIABILITIES AND DEBT
Debt instrument term					9 months
Proceeds from Issuance of Debt					$ 55,000	$ 800,000
Debt Instrument, Interest Rate, Stated Percentage					14.00%
Convertible Debt 2020 Regulation D Offering | Debt Converted Into Common Stock | Convertible Debt
LIABILITIES AND DEBT
Debt Conversion, Converted Instrument, Shares Issued	4,534
Convertible Debt 2019 Regulation D Offering | Convertible Debt
LIABILITIES AND DEBT
Debt instrument term							36 months
Proceeds from Issuance of Debt							$ 799,280
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Convertible Debt 2019 Regulation D Offering | Debt Converted Into Common Stock | Convertible Debt
LIABILITIES AND DEBT
Debt Conversion, Converted Instrument, Shares Issued	3,621
December Notes
LIABILITIES AND DEBT
Principal				4,000,000
Unamortized debt discount				1,278,200
Other financing fees				$ 50,000